EQUITY METHOD INVESTMENTS - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) joint_venture_partner	Dec. 31, 2016 USD ($)	Apr. 30, 2016 $ / shares
Schedule of Equity Method Investments [Line Items]
Dividends received from associated companies				$ 1,096	$ 256	$ 256
Proceeds from Equity Method Investment, Distribution, Dividends and Return of Capital				1,100	7,600	300
Gain on purchase				0	0	24
Impairment loss				0	0	$ 2,142
Golden Opus Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received from associated companies				$ 45	$ 7,300
Number of joint venture partners | joint_venture_partner					2
Ownership percentage				0.00%	50.00%	50.00%
Equity contribution		$ 800			$ 1,000
Impairment loss			$ 2,200	$ 0	0	$ 2,142
Carrying value		5,300	5,300
Fair value of equity method investments		$ 3,100	$ 3,100
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Dividends received from associated companies				$ 271	$ 257
Shares acquired (in shares) | shares	5,156
Share price (in SGD per share) | $ / shares							$ 1
Ownership percentage		21.25%	21.25%	22.19%	22.19%		22.19%
Net asset value (in dollars per share) | $ / shares	$ 5.47
Gain on purchase	$ 24
Equity contribution					$ 0